Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt
10. Debt
2022 Convertible Notes
From January through March 2022, the Company issued convertible notes (the “2022 Convertible Notes”) with an aggregate principal amount of $5.9 million, pursuant to a private placement offering. The 2022 Convertible Notes bore interest at 6% per annum and had a scheduled maturity date of 24 months from issuance, at which time the principal and accrued interest would be due and payable. The Company elected the fair value option for the 2022 Convertible Notes under ASC Topic 825, Financial Instruments, with changes in fair value recorded in earnings each reporting period.
The 2022 Convertible Notes did not include any financial covenants and are subject to acceleration upon the occurrence of specified events of default. The 2022 Convertible Notes were subject to the following conversion features:

•
In the event the Company completed a qualified financing, which is defined as the sale of preferred stock for gross proceeds of at least $10.0 million prior to the maturity date of the related notes, all principal and accrued interest will automatically convert into preferred stock.

•
In the event the Company did not complete a qualified financing prior to the maturity date of the related notes, at the election of the note holder, all principal and accrued interest can be converted into common stock.

The conversion price with respect to an automatic conversion upon the occurrence of a qualified financing is equal to the lesser of i) 80% of the price per unit paid in cash by the other investors for preferred stock sold in a qualified financing, or ii) the “Cap Price”. The conversion price with respect to an elective conversion at the time of maturity is equal to the Cap Price.
The Company recognized losses equal to $0.3 million for the nine months ended September 30, 2023 related to changes in fair value for the November 2022 Convertible Notes, and $0.02 million for the nine months ended September 30, 2022, related to changes in fair value for the 2022 Convertible Notes.
In March 2022, the Company completed a qualified financing, and as a result the 2022 Convertible Notes were automatically converted into 124,313 shares of Series
A-2.
November 2022 Convertible Notes
In November 2022, the Company issued convertible notes (the “November 2022 Convertible Notes”) with an aggregate principal amount of $4.4 million, pursuant to a private placement offering. The November 2022 Convertible Notes bore interest at 6% per annum and had a schedule maturing date of 12 months from issuance, at which time the principal and accrued interest would be due and payable. The Company elected the fair value option for the November 2022 Convertible Notes under ASC Topic 825, Financial Instruments, with changes in fair value recorded in earnings each reporting period.
The November 2022 Convertible Notes did not include any financial covenants and are subject to acceleration upon the occurrence of specified events of default. The November 2022 Convertible Notes were subject to the following conversion features:

•
In the event the Company completed a qualified financing, which is defined as the sale of preferred stock for gross proceeds of at least $10.0 million prior to the maturity date of the related notes, all principal and accrued interest will automatically convert into preferred stock.

•
In the event the Company did not complete a qualified financing prior to the maturity date of the related notes, at the election of the note holder, all principal and accrued interest can be converted into common stock.

The conversion price with respect to an automatic conversion upon the occurrence of a qualified financing is equal to the lesser of i) the price per share in the Next Financing round, or ii) the Original Issue Price of the Company’s Series
A-2
Preferred Stock, which is $47.67. The conversion price with respect to an elective conversion at the time of maturity is equal to the Cap Price.
The Company recognized losses equal to $0.3 million for the nine months ended September 30, 2023 related to changes in fair value for the November 2022 Convertible Notes, and $0.02 million for the nine months ended September 30, 2022, related to changes in fair value for the 2022 Convertible Notes.
In May 2023, upon closing of the Company’s IPO, the November 2022 Convertible notes were converted into an aggregate of 565,144 shares of common stock.
Senior Secured Notes
In March 2023, the Company issued an aggregate of $2.0 million of senior secured notes to three investors, including one related party, with associated warrants to purchase the Company’s common stock at an exercise price of $0.0001, in lieu of future cash interest payments under the senior secured notes issued to such investors. In May 2023, the Company repaid the $2.0 million in senior secured notes.
Note Purchase Agreement
In June 2023, the Company entered into a note purchase agreement with THLWY, LLC (the “June 2023 Notes”) pursuant to which the Company agreed to issue up to $15.8 million in aggregate principal amount of 10% senior secured notes due June 25, 2025 at their sole discretion. The June 2023 Notes are the senior secured obligations of the Company, bear interest at a rate of 10.0% per annum, and contain customary events of default. The June 2023 Notes will mature on June 25, 2025, subject to earlier repurchase by the Company. The Company may redeem the June 2023 Notes, in whole or in part, at a redemption price equal to 100% of the principal amount of the June 2023 Notes to be redeemed, plus any accrued and unpaid interest to (including any additional interest), but excluding, the redemption date. As of September 30, 2023, $1.0 million of the senior secured notes have been issued. Additional senior secured notes may become available at the sole discretion of THLWY, LLC. As of September 30, 2023, the Company defaulted on the payment of interest due on the June 2023 Notes. On November 3, 2023, THLWY, LLC waived their rights to seek remedies resulting from an event of default. Interest expense, including default interest, recorded in the condensed consolidated statement of operations was less than $0.1 million for the nine months ended September 30, 2023.

11. Debt
2020 Convertible Notes
During the year ended December 31, 2020 the Company issued convertible notes (the “2020 Convertible Notes”) with an aggregate principal amount of $6.2 million, pursuant to a private placement offering. The 2020 Convertible Notes bore interest at 6% per annum and had a scheduled maturity date of 12 to 24 months from issuance, at which time the principal and accrued interest would be due and payable. The Company elected the fair value option for the 2020 Convertible Notes under ASC Topic 825,
Financial Instruments
, with changes in fair value recorded in earnings each reporting period.
The 2020 Convertible Notes did not include any financial covenants and were subject to acceleration upon the occurrence of specified events of default. The 2020 Convertible Notes were subject to the following conversion features:

•
In the event the Company completed a qualified financing, which is defined as the sale of preferred stock for gross proceeds of at least $
3.0
 million prior to the maturity date of the 2020 Convertible Notes, all principal and accrued interest will automatically convert into preferred stock.

•
In the event the Company did not complete a qualified financing prior to the maturity date of the 2020 Convertible Notes, at the election of the note holder, all principal and accrued interest can be converted into common stock.

The conversion price with respect to an automatic conversion upon the occurrence of a qualified financing is equal to 80% of the price per unit paid in cash by the other investors for preferred stock sold in a qualified financing. The conversion price with respect to an elective conversion at the time of maturity is equal to the fair market value of the Company divided by the Company’s fully diluted capitalization table at the time of conversion.
Two individual 2020 Convertible Notes with an aggregate principal value of $1,250,000 were subject to the following conversion features:

•
In the event the Company completed a qualified financing, which is defined as the sale of preferred stock for gross proceeds of at least $
10.0
 million prior to the maturity date of the related notes, all principal and accrued interest will automatically convert into preferred stock.

•
In the event the Company did not complete a qualified financing prior to the maturity date of the related notes, at the election of the note holder, all principal and accrued interest can be converted into common stock.

The conversion price with respect to an automatic conversion upon the occurrence of a qualified financing is equal to the lesser of i) 80% of the price per unit paid in cash by the other investors for preferred stock sold in a qualified financing, or ii) $50.0 million divided by the sum of the Company’s then-outstanding common stock, outstanding option, and promised options (the “Cap Price”). The conversion price with respect to an elective conversion at the time of maturity is equal to the Cap Price.
In July 2021, the Company completed a qualified financing, and as a result the 2020 Convertible Notes were automatically converted into 13,373 shares of Series
Seed-9
preferred stock and 3,279 shares of Series
A-1
preferred stock.
2021 Convertible Notes
From January through July 2021, the Company issued convertible notes (the “2021 Convertible Notes”) with an aggregate principal amount of $14.8 million, pursuant to a private placement offering. The 2021 Convertible Notes bore interest at 6% per annum and had a scheduled maturity date of 24 months from issuance, at which time the principal and accrued interest would be due and payable. The Company elected the fair value option for the 2021 Convertible Notes under ASC Topic 825,
Financial Instruments
, with changes in fair value recorded in earnings each reporting period.
The 2021 Convertible Notes did not include any financial covenants and are subject to acceleration upon the occurrence of specified events of default. The 2021 Convertible Notes were subject to the following conversion features:

•
In the event the Company completed a qualified financing, which is defined as the sale of preferred stock for gross proceeds of at least $10.0 million prior to the maturity date of the related notes, all principal and accrued interest will automatically convert into preferred stock.

•
In the event the Company did not complete a qualified financing prior to the maturity date of the related notes, at the election of the note holder, all principal and accrued interest can be converted into common stock.

The conversion price with respect to an automatic conversion upon the occurrence of a qualified financing is equal to the lesser of i) 80% of the price per unit paid in cash by the other investors for preferred stock sold in a qualified financing, or ii) the “Cap Price”. The conversion price with respect to an elective conversion at the time of maturity is equal to the Cap Price.
In July 2021, the Company completed a qualified financing, and as a result the 2021 Convertible Notes were automatically converted into 130 shares of Series
Seed-9
preferred stock,
24,576
shares of Series A preferred stock, and 6,929 shares of Series
A-1
preferred stock.
2022 Convertible Notes
From January through March 2022, the Company issued convertible notes (the “2022 Convertible Notes”) with an aggregate principal amount of $5.9 million, pursuant to a private placement offering. The 2022 Convertible Notes bore interest at 6% per annum and had a scheduled maturity date of 24 months from issuance, at which time the principal and accrued interest would be due and payable. The Company elected the fair value option for the 2022 Convertible Notes under ASC Topic 825, Financial Instruments, with changes in fair value recorded in earnings each reporting period.
The 2022 Convertible Notes did not include any financial covenants and are subject to acceleration upon the occurrence of specified events of default. The 2022 Convertible Notes were subject to the following conversion features:

•
In the event the Company completed a qualified financing, which is defined as the sale of preferred stock for gross proceeds of at least $10.0 million prior to the maturity date of the related notes, all principal and accrued interest will automatically convert into preferred stock.

•
In the event the Company did not complete a qualified financing prior to the maturity date of the related notes, at the election of the note holder, all principal and accrued interest can be converted into common stock.

The conversion price with respect to an automatic conversion upon the occurrence of a qualified financing is equal to the lesser of i) 80% of the price per unit paid in cash by the other investors for preferred stock sold in a qualified financing, or ii) the “Cap Price”. The conversion price with respect to an elective conversion at the time of maturity is equal to the Cap Price.
In March 2022, the Company completed a qualified financing, and as a result the 2022 Convertible Notes were automatically converted into 124,313 shares of
Series A-2.
In November 2022, the Company issued convertible notes (the “November 2022 Convertible Notes”) with an aggregate principal amount of $4.4 million, pursuant to a private placement offering. The November 2022 Convertible Notes bore interest at 6% per annum and had a schedule maturing date of 12 months from issuance, at which time the principal and accrued interest would be due and payable. The Company elected the fair value option for the November 2022 Convertible Notes under ASC Topic 825, Financial Instruments, with changes in fair value recorded in earnings each reporting period.
The 2022 Convertible Notes did not include any financial covenants and are subject to acceleration upon the occurrence of specified events of default. The 2022 Convertible Notes were subject to the following conversion features:

•
In the event the Company completed a qualified financing, which is defined as the sale of preferred stock for gross proceeds of at least $10.0 million prior to the maturity date of the related notes, all principal and accrued interest will automatically convert into preferred stock.

•
In the event the Company did not complete a qualified financing prior to the maturity date of the related notes, at the election of the note holder, all principal and accrued interest can be converted into common stock.

The conversion price with respect to an automatic conversion upon the occurrence of a qualified financing is equal to the lesser of i) the price per share in the Next Financing round, or ii) the Original Issue Price of the Company’s Series
A-2
Preferred Stock, which is $47.67. The conversion price with respect to an elective conversion at the time of maturity is equal to the Cap Price.
The Company recognized gains equal to $0.1 million and $5.2 million for the years ended December 31, 2022 and 2021, respectively, related to changes in fair value for the 2022 Convertible Notes, 2021 Convertible Notes, and 2020 Convertible Notes. The outstanding balance of convertible notes as of December 31, 2022 and 2021 was $4.3 million and $0 million, respectively.
Paycheck Protection Program Loan
On April 2, 2021, the Company received loan proceeds of approximately $0.5 million under the Paycheck Protection Program (“PPP”). The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides for loans to qualifying businesses to help sustain its employee payroll costs, rent, and utilities due to the impact of the recent
COVID-19
pandemic. Loans obtained through the PPP are eligible to be forgiven as long as the proceeds are used for qualifying purposes, which include the payment of payroll costs, interest on covered mortgage obligations, rent obligations and utility payments. The receipt of these funds, and the forgiveness of the loan is dependent on the Company having initially qualified for the loan and qualifying for the forgiveness of such loan based on its adherence to the forgiveness criteria. In June 2020, Congress passed the Payroll Protection Program Flexibility Act that made several significant changes to PPP loan provisions, including providing greater flexibility for loan forgiveness.
The Company used the proceeds from the PPP loan to fund payroll costs in accordance with the relevant terms and conditions of the CARES Act. The Company followed the government guidelines and tracking costs to ensure full forgiveness of the loan. To the extent it was not forgiven, the Company would have been required to repay that portion at an interest rate of 1% over a period of 5 years, beginning May 2022 with a final installment in April 2027.
The balance outstanding for the PPP loan was $0.5 million at December 31, 2021 and was forgiven in 2022, which resulted in a $0.5 million gain upon debt forgiveness.